Liberty Property Trust Real Estate and Accumulated Depreciation	12 Months Ended
Dec. 31, 2010
LIBERTY PROPERTY TRUST REAL ESTATE AND ACCUMULATED
SCHEDULE III
LIBERTY PROPERTY TRUST
REAL ESTATE AND ACCUMULATED DEPRECIATION
(In thousands)
A summary of activity for real estate and accumulated depreciation is as follows:

	Year Ended December 31,
	2010	2009	2008
REAL ESTATE:
Balance at beginning of year	$5,417,585	$5,332,122	$5,584,173
Additions	123,693	155,797	311,442
Disposition of property	(46,566)	(70,334)	(563,493)

Balance at end of year	$5,494,712	$5,417,585	$5,332,122

ACCUMULATED DEPRECIATION:
Balance at beginning of year	$970,935	$852,425	$744,691
Depreciation expense	147,299	144,548	147,243
Disposition of property	(27,549)	(26,038)	(39,509)

Balance at end of year	$1,090,685	$970,935	$852,425

SCHEDULE III

LIBERTY PROPERTY LIMITED PARTNERSHIP
LIBERTY PROPERTY TRUST REAL ESTATE AND ACCUMULATED
LIBERTY PROPERTY LIMITED PARTNERSHIP
REAL ESTATE AND ACCUMULATED DEPRECIATION
(In thousands)
A summary of activity for real estate and accumulated depreciation is as follows:

	Year Ended December 31,
	2010	2009	2008
REAL ESTATE:
Balance at beginning of year	$5,417,585	$5,332,122	$5,584,173
Additions	123,693	155,797	311,442
Disposition of property	(46,566)	(70,334)	(563,493)

Balance at end of year	$5,494,712	$5,417,585	$5,332,122

ACCUMULATED DEPRECIATION:
Balance at beginning of year	$970,935	$852,425	$744,691
Depreciation expense	147,299	144,548	147,243
Disposition of property	(27,549)	(26,038)	(39,509)

Balance at end of year	$1,090,685	$970,935	$852,425